Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Senior unsecured notes (a)	$1,111.1	$1,190.6
Senior secured revolving credit facilities (b)	(3.6)	96.9
	$1,107.5	$1,287.5

Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2023	$1,188.1
Accretion of transaction costs and premiums	2.5
Balance, December 31, 2023	$1,190.6
Repurchases	(82.6)
Write-down of unamortized transaction costs	0.6
Accretion of transaction costs and premiums	2.5
Balance, December 31, 2024	$1,111.1

Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
Balance, January 1, 2023[1]	$(4.0)
Proceeds from drawdown, net of repayments	100.0
Accretion of transaction costs	1.6
Transaction costs	(0.7)
Balance, December 31, 2023	$96.9
Repayments	(100.0)
Accretion of transaction costs	2.0
Transaction costs	(2.5)
Balance, December 31, 2024[1]	$(3.6)